Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
REVENUE
Sales	$ 2,195,448	$ (19,417)	$ 2,822,575	$ (65,034)
Cost of goods sold	1,704,387		1,850,629	2,735
Gross Profit (Loss)	491,061	(19,417)	971,946	(67,769)
OPERATING EXPENSES
Professional fees	450,615	167,757	1,294,778	295,567
Compensation	1,359,004	537,183	9,941,497	2,029,434
General and administrative expenses	1,086,493	178,864	1,876,457	165,996
Sales and marketing	180,753	40,774	361,668	62,470
Total Operating Expenses	3,076,865	924,578	13,474,400	2,553,467
NET LOSS FROM OPERATIONS	(2,585,804)	(943,995)	(12,502,454)	(2,621,236)
OTHER EXPENSES
Interest expense	(262,892)	(10,167)	(368,713)	(7,581)
Loss on sale of fixed asset	(11,970)
Change in fair value of derivative liability	(34,155)		(1,338)
Loss on extinguishment of debt	(810,518)	(225)	25,582
Total Other Expenses	(1,119,535)	(10,392)	(344,469)	(7,581)
Net loss before provision for income taxes	(3,705,339)	(954,387)	(12,846,923)	(2,628,817)
Provision for Income Taxes			241,252
NET LOSS	(3,705,339)	(954,387)	(13,088,175)	(2,628,817)
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(128,584)		(527,605)
NET LOSS ATTRIBUTABLE TO DRIVEN DELIVERIES, INC. & SUBSIDIARY	$ (3,576,755)	$ (954,387)	$ (12,560,570)	$ (2,628,817)
Net loss per share - basic and diluted	$ (0.08)	$ (0.02)	$ (0.28)	$ (0.14)
Weighted average number of shares outstanding during the period - basic and diluted	45,726,329	44,290,295	46,898,066	18,992,967